DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7%
	ADVERTISING & MARKETING - 1.9%
23,342	Interpublic Group of Companies, Inc.	$ 827,474

	AEROSPACE & DEFENSE - 2.0%
1,960	Lockheed Martin Corporation	865,144

	APPAREL & TEXTILE PRODUCTS - 1.8%
55,074	Hanesbrands, Inc.(a)	820,052

	ASSET MANAGEMENT - 5.9%
2,846	Ameriprise Financial, Inc.	854,825
18,194	Carlyle Group, Inc.	889,869
5,908	T Rowe Price Group, Inc.	893,231
		2,637,925
	BEVERAGES - 3.9%
13,804	Coca-Cola Company	855,848
5,248	PepsiCo, Inc.	878,410
		1,734,258
	BIOTECH & PHARMA - 12.4%
12,489	Bristol-Myers Squibb Company(a)	912,072
3,434	Eli Lilly & Company	983,395
14,203	Gilead Sciences, Inc.	844,368
5,224	Johnson & Johnson	925,850
11,206	Merck & Company, Inc.(a)	919,452
18,283	Pfizer, Inc.	946,511
		5,531,648
	CABLE & SATELLITE - 1.9%
18,309	Comcast Corporation, Class A	857,227

	CHEMICALS - 4.3%
31,035	Chemours Company	976,982
8,853	LyondellBasell Industries N.V., Class A	910,265
		1,887,247

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.9%
3,964	Illinois Tool Works, Inc.	$ 830,062

	ELECTRIC UTILITIES - 6.2%
20,555	FirstEnergy Corporation(a)	942,652
22,630	NRG Energy, Inc.	868,087
32,763	PPL Corporation	935,711
		2,746,450
	FOOD - 3.9%
19,082	Campbell Soup Company	850,485
13,421	Kellogg Company(a)	865,520
		1,716,005
	HEALTH CARE FACILITIES & SERVICES - 3.9%
8,298	CVS Health Corporation	839,841
6,525	Quest Diagnostics, Inc.	893,012
		1,732,853
	INSTITUTIONAL FINANCIAL SERVICES - 5.6%
6,719	Evercore, Inc.	747,959
24,607	Lazard Ltd., Class A	848,942
24,391	Virtu Financial, Inc., Class A	907,833
		2,504,734
	INSURANCE - 1.9%
32,352	Old Republic International Corporation	836,946

	LEISURE FACILITIES & SERVICES - 1.8%
5,892	Darden Restaurants, Inc.(a)	783,341

	MACHINERY - 2.3%
4,595	Caterpillar, Inc.	1,023,858

	MEDICAL EQUIPMENT & DEVICES - 1.9%
7,110	Abbott Laboratories	841,540

	OIL & GAS PRODUCERS - 6.1%
85,009	Antero Midstream Corporation	924,048

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	OIL & GAS PRODUCERS - 6.1% (Continued)
14,391	Devon Energy Corporation	$ 850,940
13,153	ONEOK, Inc.	928,996
		2,703,984
	PUBLISHING & BROADCASTING - 2.0%
4,648	Nexstar Media Group, Inc., Class A	876,055

	RETAIL REIT - 1.8%
6,236	Simon Property Group, Inc.(a)	820,408

	SEMICONDUCTORS - 4.1%
12,144	Microchip Technology, Inc.	912,500
5,040	Texas Instruments, Inc.	924,739
		1,837,239
	SPECIALTY FINANCE - 7.1%
6,931	Discover Financial Services	763,727
18,045	Fidelity National Financial, Inc.	881,318
16,815	OneMain Holdings, Inc.	797,199
19,960	Synchrony Financial	694,808
		3,137,052
	SPECIALTY REITS - 2.2%
17,451	Iron Mountain, Inc.(a)	966,960

	TECHNOLOGY HARDWARE - 4.0%
15,383	Cisco Systems, Inc.	857,756
53,905	Hewlett Packard Enterprise Company	900,753
		1,758,509
	TECHNOLOGY SERVICES - 2.1%
7,013	International Business Machines Corporation(a)	911,830

	TELECOMMUNICATIONS - 1.8%
15,974	Verizon Communications, Inc.	813,716

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	TRANSPORTATION & LOGISTICS - 2.1%
3,480	Union Pacific Corporation	$ 950,771

	TRANSPORTATION EQUIPMENT - 1.9%
21,451	Allison Transmission Holdings, Inc.	842,166

	TOTAL COMMON STOCKS (Cost $41,172,270)	43,795,454

	SHORT-TERM INVESTMENTS — 18.1%
	MONEY MARKET FUNDS - 1.4%
23,396	Dreyfus Treasury Securities Cash Management, Institutional Class, 0.12%(b)	23,396
604,593	Fidelity Government Portfolio, CLASS I, 0.11%(b)	604,593
	TOTAL MONEY MARKET FUNDS (Cost $627,989)	627,989

	COLLATERAL FOR SECURITIES LOANED - 16.7%
7,387,017	Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (Cost $7,387,017)(b),(c)	7,387,017

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,015,006)	8,015,006

	TOTAL INVESTMENTS - 116.8% (Cost $49,187,276)	$ 51,810,460
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8)%	(7,459,402)
	NET ASSETS - 100.0%	$ 44,351,058

LLC	- Limited Liability Company
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $7,180,738.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $7,387,017 at March 31, 2022.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 100.0%
MONEY MARKET FUNDS - 100.0%
132,215,977	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $132,215,977)(a)	$ 132,215,977

	TOTAL INVESTMENTS - 100.0% (Cost $132,215,977)	$ 132,215,977
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(37,295)
	NET ASSETS - 100.0%	$ 132,178,682

(a)	Rate disclosed is the seven day effective yield as of March 31, 2022.
(b)	Percentage rounds to less than 0.1%

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.7%
	EQUITY - 26.8%
65,723	Donoghue Forlines Risk Managed Innovation ETF(a),(b),(c)	$ 1,758,103
120,740	Donoghue Forlines Yield Enhanced Real Asset ETF(c)	3,396,621
52,770	FCF International Free Cash Flow Quality	1,725,326
55,558	FCF US Free Cash Flow Quality ETF(b)	2,892,538
19,672	iShares Exponential Technologies ETF	1,161,435
10,600	iShares U.S. Real Estate ETF	1,147,132
28,865	iShares US Infrastructure ETF(a)	1,124,292
18,245	SPDR S&P Global Natural Resources ETF	1,145,421
		14,350,868
	FIXED INCOME - 29.9%
74,832	iShares 0-5 Year High Yield Corporate Bond ETF(a)	3,289,615
104,316	iShares 3-7 Year Treasury Bond ETF(a)	12,731,768
		16,021,383

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,086,389)	30,372,251

	SHORT-TERM INVESTMENTS — 63.0%
	COLLATERAL FOR SECURITIES LOANED - 19.6%
10,503,035	Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (Cost $10,503,035)(d),(e)	10,503,035

	MONEY MARKET FUNDS - 43.4%
23,281,176	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $23,281,176)(e)	23,281,176

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,784,211)	33,784,211

	TOTAL INVESTMENTS - 119.7% (Cost $64,870,600)	$ 64,156,462
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.7)%	(10,566,780)
	NET ASSETS - 100.0%	$ 53,589,682

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $10,282,294.
(b)	Affiliated Company – Donoghue Forlines Tactical Income Fund holds in excess of 5% of outstanding voting securities of this security.
(c)	Investment in affiliate.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $10,503,035 at March 31, 2022.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2022.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 50.9%
	AEROSPACE & DEFENSE - 1.0%
303	Lockheed Martin Corporation	$ 133,744

	ASSET MANAGEMENT - 4.0%
437	Ameriprise Financial, Inc.	131,257
1,026	Blackstone, Inc.	130,240
2,790	Carlyle Group, Inc.	136,459
722	LPL Financial Holdings, Inc.(a)	131,895
		529,851
	BEVERAGES - 1.9%
2,105	Coca-Cola Company	130,510
800	PepsiCo, Inc.	133,904
		264,414
	BIOTECH & PHARMA - 4.3%
524	Eli Lilly & Company(a)	150,058
2,789	Pfizer, Inc.	144,387
212	Regeneron Pharmaceuticals, Inc.(b)	148,065
675	Zoetis, Inc.	127,298
		569,808
	CABLE & SATELLITE - 0.9%
217	Charter Communications, Inc., Class A(a),(b)	118,378

	CHEMICALS - 1.0%
2,544	Olin Corporation	133,000

	COMMERCIAL SUPPORT SERVICES - 0.9%
1,088	Robert Half International, Inc.(a)	124,228

	ELECTRIC UTILITIES - 1.1%
3,145	FirstEnergy Corporation(a)	144,230

	FOOD - 1.1%
647	Hershey Company	140,160

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 50.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1%
427	Molina Healthcare, Inc.(a),(b)	$ 142,443
275	UnitedHealth Group, Inc.(a)	140,242
		282,685
	HOUSEHOLD PRODUCTS - 1.0%
840	Procter & Gamble Company	128,352

	INTERNET MEDIA & SERVICES - 1.0%
48	Alphabet, Inc., Class A(a),(b)	133,505

	LEISURE FACILITIES & SERVICES - 1.0%
1,515	Wyndham Hotels & Resorts, Inc.	128,305

	OIL & GAS PRODUCERS - 2.4%
2,991	Occidental Petroleum Corporation	169,709
2,006	Targa Resources Corporation	151,393
		321,102
	PUBLISHING & BROADCASTING - 1.0%
708	Nexstar Media Group, Inc., Class A	133,444

	RETAIL - CONSUMER STAPLES - 1.1%
252	Costco Wholesale Corporation	145,114

	RETAIL - DISCRETIONARY - 3.0%
641	Advance Auto Parts, Inc.(a)	132,661
1,334	Penske Automotive Group, Inc.	125,022
642	Tractor Supply Company	149,824
		407,507
	SELF-STORAGE REIT - 1.1%
696	Extra Space Storage, Inc.	143,098

	SEMICONDUCTORS - 4.8%
1,061	Advanced Micro Devices, Inc.(b)	116,010
223	Broadcom, Inc.(a)	140,419
534	NVIDIA Corporation(a)	145,707

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 50.9% (Continued)
	SEMICONDUCTORS - 4.8% (Continued)
2,095	ON Semiconductor Corporation(b)	$ 131,168
762	QUALCOMM, Inc.	116,449
		649,753
	SOFTWARE - 3.0%
806	Datadog, Inc.(b)	122,085
438	Microsoft Corporation	135,040
419	Synopsys, Inc.(b)	139,640
		396,765
	SPECIALTY FINANCE - 2.8%
673	American Express Company(a)	125,851
238	Credit Acceptance Corporation(b)	130,988
1,062	Discover Financial Services	117,022
		373,861
	SPECIALTY REITS - 1.1%
2,663	Iron Mountain, Inc.(a)	147,557

	TECHNOLOGY HARDWARE - 3.1%
1,072	Arista Networks, Inc.(b)	148,987
2,349	Cisco Systems, Inc.	130,980
2,574	Dell Technologies, Inc., Class C(b)	129,189
		409,156
	TECHNOLOGY SERVICES - 3.2%
414	Accenture PLC, Class A	139,613
322	FactSet Research Systems, Inc.(a)	139,796
349	S&P Global, Inc.	143,153
		422,562
	TRANSPORTATION & LOGISTICS - 2.1%
532	Union Pacific Corporation	145,348
621	United Parcel Service, Inc., Class B	133,180
		278,528
	WHOLESALE - DISCRETIONARY - 0.9%
287	Pool Corporation(a)	121,358

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $6,672,994)	$ 6,780,465

	EXCHANGE-TRADED FUNDS — 48.4%
	FIXED INCOME - 48.4%
20,869	iShares 1-3 Year Treasury Bond ETF	1,739,431
33,214	Schwab Short-Term U.S. Treasury ETF	1,645,422
37,544	SPDR Portfolio Short Term Treasury ETF	1,113,180
32,959	Vanguard Short-Term Treasury ETF	1,953,150
		6,451,183

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,593,276)	6,451,183

	SHORT-TERM INVESTMENTS — 15.4%
	COLLATERAL FOR SECURITIES LOANED - 14.6%
1,946,394	Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (Cost $1,946,394)(c),(d)	1,946,394

	MONEY MARKET FUNDS - 0.8%
106,371	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $106,371)(d)	106,371

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,052,765)	2,052,765

	TOTAL INVESTMENTS - 114.7% (Cost $15,319,035)	$ 15,284,413
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.7)%	(1,959,011)
	NET ASSETS - 100.0%	$ 13,325,402

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $1,870,645.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2022. Total collateral had a value of $1,946,394 at March 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 80.5%
	EQUITY - 72.8%
387,085	Donoghue Forlines Risk Managed Innovation ETF(a),(b)	$ 10,354,601
123,672	Donoghue Forlines Yield Enhanced Real Asset ETF(b)	3,479,104
135,129	FCF International Quality ETF	4,418,070
127,899	FCF U.S. Quality ETF(a)	6,658,857
15,043	iShares Exponential Technologies ETF	888,139
44,349	iShares U.S. Infrastructure ETF(c)	1,727,394
16,283	iShares U.S. Real Estate ETF	1,762,146
28,033	SPDR S&P Global Natural Resources ETF	1,759,912
		31,048,223
	FIXED INCOME - 7.7%
19,167	iShares 0-5 Year High Yield Corporate Bond ETF(c)	842,581
20,036	iShares 3-7 Year Treasury Bond ETF	2,445,394
		3,287,975

	TOTAL EXCHANGE-TRADED FUNDS (Cost $35,816,393)	34,336,198

	SHORT-TERM INVESTMENTS — 22.3%
	COLLATERAL FOR SECURITIES LOANED - 2.6%
1,116,390	Mount Vernon Liquid Assets Portfolio, LLC, 0.41% (Cost $1,116,390)(d)	1,116,390

	MONEY MARKET FUNDS - 19.7%
8,421,417	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $8,421,417)(d)	8,421,417

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,537,807)	9,537,807

	TOTAL INVESTMENTS - 102.8% (Cost $45,354,200)	$ 43,874,005
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(1,176,937)
	NET ASSETS - 100.0%	$ 42,697,068

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Investment in affiliate.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2022 was $1,086,706.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2022.